Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 765,094	$ 358,515	$ 448,000
Cost of revenues	(450,310)	(180,214)	(347,694)
Gross profit	314,784	178,301	100,306
Operating expenses
General and administrative expenses	(10,408,530)	(8,779,594)	(2,386,981)
Total operating expenses	(10,408,530)	(8,779,594)	(2,386,981)
Other (expenses) income, net
Interest (expenses) income, net	(62,715)	244,701	26,895
Change in fair value of warrants	65,576	275,055	282,232
Equity investment loss	(279,817)	(160,911)	(22,245)
Impairment of deposits for property and equipment	(2,561,110)
Impairment of long-term investments	(412,707)
Other (expenses) income	(2,585)	16,125	(90,333)
Total other (expenses) income, net	(3,253,358)	374,970	196,549
Net loss from continuing operations before income taxes	(13,347,104)	(8,226,323)	(2,090,126)
Income tax expenses
Net loss from continuing operations	(13,347,104)	(8,226,323)	(2,090,126)
Net loss from discontinued operations
(Loss) income from discontinued operations	(12,476,571)	183,210	(32,301)
Net (loss) income from discontinued operations	(12,476,571)	183,210	(32,301)
Net loss	(25,823,675)	(8,043,113)	(2,122,427)
Less: Net loss (income) attributable to non-controlling interests	1,497,967	(89,773)	15,827
Net loss attributable to Bit Brother Ltd. Shareholders	(24,325,708)	(8,132,886)	(2,106,600)
Other comprehensive loss
Foreign currency translation adjustment	(552,315)	(2,428,836)	(50,427)
Comprehensive loss	(24,878,023)	(10,561,722)	(2,157,027)
Less: Total comprehensive loss (income) attributable to non-controlling interests	1,497,967	(89,773)	15,827
Comprehensive loss attributable to Bit Brother Ltd. Shareholders	$ (23,380,056)	$ (10,651,495)	$ (2,141,200)
Loss per share- basic and diluted (in Dollars per share)	$ (0.33)	$ (0.79)	$ (0.64)
Net loss per share from continuing operations – basic and diluted (in Dollars per share)	(0.17)	(0.81)	(0.63)
Net (loss) income per share from discontinued operations – basic and diluted (in Dollars per share)	$ (0.16)	$ 0.02	$ (0.01)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)	79,385,028	10,151,051	3,322,733